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              SMITH BARNEY MULTIPLE DISCIPLINE TRUST (the "Trust")
                                  on behalf of

 Multiple Discipline Portfolio - All Cap Growth and Value ("All Cap Portfolio")

           Multiple Discipline Portfolio - Large Cap Growth and Value
                            ("Large Cap Portfolio")

         Multiple Discipline Portfolio - Global All Cap Growth and Value
                              ("Global Portfolio")

                        (collectively, the "Portfolios")

                        Supplement dated January 7, 2004
                     to the Prospectus dated April 30, 2003

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus:

On December 3, 2003, the Trust's Board of Trustees approved a change in the performance benchmarks of each of the Portfolios from the S&P 500 Index, effective January 2, 2004, to the following:

All Cap Portfolio - Russell 3000 Index
Large Cap Portfolio - Russell 1000 Index
Global Portfolio - Russell 3000 Index; MSCI EAFE Index and MSCI World Index

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Index consists of the 1,000 largest U.S. companies by market capitalization. The MSCI EAFE Index is a composite portfolio of equity total returns for the countries of Europe, Australia, New Zealand and the Far East. The return for each country is weighted on the basis of its market capitalization. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Management believes these benchmark indices more accurately reflect the universe of stocks available to the Portfolios for investment.

The following information supplements the Portfolios' prospectus disclosure:

Average Annual Total Returns (for the periods ended December 31, 2003)

                          One-Year      Since Inception*
                          --------      ----------------
All Cap Portfolio          31.44%           30.90%
Large Cap Portfolio        29.00%           29.72%
Global Portfolio           31.55%           32.26%
Russell 3000 Index         31.06%           32.06%
Russell 1000 Index         29.89%           31.25%
MSCI EAFE Index            38.59%           36.49%
MSCI World Index           33.11%           33.34%

*Date of inception: October 1, 2002

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